Scedule III Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 28,518,136	$ 26,107,972	$ 24,257,515
Life insurance in force, Ceded to other companies	19,851,269	17,815,125	16,420,252
Life insurance in force, Assumed from other companies	67,484	80,931	91,346
Life insurance in force, Net amount	8,734,351	8,373,778	7,928,609
Life insurance in force, Percentage of amount assumed to net	0.80%	1.00%	1.20%
Premiums and policy fees, Direct amount	1,497,716	1,380,404	1,147,198
Premiums and policy fees, Ceded to other companies	120,221	119,767	124,184
Premiums and policy fees, Assumed from other companies	30,602	27,736	26,143
Premiums and policy fees, Net amount	1,408,097	1,288,373	1,049,157
Premiums and policy fees, Percentage of amount assumed to net	2.20%	2.20%	2.50%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	162,098	149,803	138,180
Premiums and policy fees, Ceded to other companies	41,659	42,857	42,900
Premiums and policy fees, Assumed from other companies	779	606	851
Premiums and policy fees, Net amount	121,218	107,552	96,131
Premiums and policy fees, Percentage of amount assumed to net	0.60%	0.60%	0.90%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	1,145,637	1,046,313	819,359
Premiums and policy fees, Ceded to other companies	(1,445)	(1,966)	27
Premiums and policy fees, Assumed from other companies	(153)	(468)	(318)
Premiums and policy fees, Net amount	1,146,929	1,047,811	819,014
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	189,981	184,288	189,659
Premiums and policy fees, Ceded to other companies	80,007	78,876	81,257
Premiums and policy fees, Assumed from other companies	29,976	27,598	25,610
Premiums and policy fees, Net amount	$ 139,950	$ 133,010	$ 134,012
Premiums and policy fees, Percentage of amount assumed to net	21.40%	20.70%	19.10%